Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	¥ 440
Net realized/unrealized gains (losses)	(9)	[1]
Ending Balance	460
Change in unrealized gains (losses) still held	(6)	[2]
Purchases
Sales
Issuances	80
Settlements	(69)
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			350
Net realized/unrealized gains (losses)			8	[1]
Transfers in and/or out of Level 3			1
Purchases, sales, issuances and settlements			97	[3]
Ending Balance			440
Change in unrealized gains (losses) still held			7	[2]
Trading securities | Other foreign gov't bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	1		2
Purchase, Sales, Issuances, Settlements			(1)	[3]
Sales	(1)
Issuances
Ending Balance			1
Trading securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	206		200
Net realized/unrealized gains (losses)	(10)	[4]	(8)	[4]
Purchase, Sales, Issuances, Settlements			14	[3]
Purchases	1
Sales	(3)
Issuances
Settlements	(35)
Ending Balance	159		206
Change in unrealized gains (losses) still held	(8)	[2]	3	[2]
Trading securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	50		63
Net realized/unrealized gains (losses)	(3)	[4]	(4)	[4]
Purchase, Sales, Issuances, Settlements			(9)	[3]
Purchases	2
Sales	(4)
Issuances
Settlements	(19)
Ending Balance	26		50
Change in unrealized gains (losses) still held	(4)	[2]	(1)	[2]
Trading securities | Corporate bonds and other
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	452		569
Net realized/unrealized gains (losses)	(14)	[4]	(21)	[4]
Transfers in and/or out of Level 3	13		22
Purchase, Sales, Issuances, Settlements			(118)	[3]
Purchases	579
Sales	(510)
Issuances
Settlements	(165)
Ending Balance	355		452
Change in unrealized gains (losses) still held	(19)	[2]	(10)	[2]
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	96		86
Net realized/unrealized gains (losses)	(6)	[4]	4	[4]
Transfers in and/or out of Level 3	(2)		20
Purchase, Sales, Issuances, Settlements			(14)	[3]
Purchases	18
Sales	(24)
Issuances
Ending Balance	82		96
Change in unrealized gains (losses) still held	(4)	[2]	2	[2]
Derivative assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	(20)	[5]	(17)	[5]
Net realized/unrealized gains (losses)	6	[4],[5]	(5)	[4],[5]
Purchase, Sales, Issuances, Settlements			2	[3],[5]
Issuances
Settlements	4	[5]
Ending Balance	(10)	[5]	(20)	[5]
Change in unrealized gains (losses) still held	9	[2],[5]	(6)	[2],[5]
Derivative assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	33	[5]
Net realized/unrealized gains (losses)	7	[4],[5]	32	[4],[5]
Purchase, Sales, Issuances, Settlements			1	[3],[5]
Issuances
Settlements	(3)	[5]
Ending Balance	37	[5]	33	[5]
Change in unrealized gains (losses) still held	6	[2],[5]	30	[2],[5]
Derivative assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	29	[5]	38	[5]
Net realized/unrealized gains (losses)	(9)	[4],[5]	(10)	[4],[5]
Purchase, Sales, Issuances, Settlements			1	[3],[5]
Issuances
Settlements	2	[5]
Ending Balance	22	[5]	29	[5]
Change in unrealized gains (losses) still held	(5)	[2],[5]	(6)	[2],[5]
Derivative assets | Credit-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	25	[5]	17	[5]
Net realized/unrealized gains (losses)	(2)	[4],[5]	(23)	[4],[5]
Transfers in and/or out of Level 3			(1)	[5]
Purchase, Sales, Issuances, Settlements			32	[3],[5]
Issuances
Ending Balance	23	[5]	25	[5]
Change in unrealized gains (losses) still held	1	[2],[5]	(9)	[2],[5]
Derivative assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	20	[5]	21	[5]
Net realized/unrealized gains (losses)	1	[4],[5]	6	[4],[5]
Purchase, Sales, Issuances, Settlements			(7)	[3],[5]
Issuances
Settlements	(6)	[5]
Ending Balance	15	[5]	20	[5]
Change in unrealized gains (losses) still held	(3)	[2],[5]	2	[2],[5]
Available-for-sale securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	429		573
Net realized/unrealized gains (losses)			1	[6]
Purchase, Sales, Issuances, Settlements			(145)	[3]
Purchases	31
Sales	(9)
Issuances
Settlements	(103)
Ending Balance	348		429
Change in unrealized gains (losses) still held	(2)	[2]	(2)	[2]
Available-for-sale securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	486		650
Net realized/unrealized gains (losses)	11	[6]	(10)	[6]
Purchase, Sales, Issuances, Settlements			(154)	[3]
Purchases	36
Sales	(115)
Issuances
Settlements	(88)
Ending Balance	330		486
Change in unrealized gains (losses) still held	(5)	[2]	(10)	[2]
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	289		522
Net realized/unrealized gains (losses)	(2)	[6]	2	[6]
Transfers in and/or out of Level 3			(35)
Purchase, Sales, Issuances, Settlements			(200)	[3]
Purchases	61
Sales	(2)
Issuances
Settlements	(120)
Ending Balance	226		289
Available-for-sale securities | Foreign corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	248		357
Net realized/unrealized gains (losses)			(3)	[6]
Transfers in and/or out of Level 3			(13)
Purchase, Sales, Issuances, Settlements			(93)	[3]
Purchases	72
Issuances
Settlements	(84)
Ending Balance	236		248
Available-for-sale securities | Equity securities (marketable)
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			3
Net realized/unrealized gains (losses)			(1)	[6]
Purchase, Sales, Issuances, Settlements			(2)	[3]
Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	260		96
Net realized/unrealized gains (losses)	(6)	[7]	(3)	[7]
Transfers in and/or out of Level 3	(1)		(16)
Purchase, Sales, Issuances, Settlements			183	[3]
Purchases	7
Sales	(8)
Issuances
Settlements	(63)
Ending Balance	189		260
Change in unrealized gains (losses) still held	¥ (8)	[2]

[1]	Realized and unrealized gains (losses) are reported in Other noninterest income (expenses).
[2]	Amounts represent total gains or losses recognized in earnings during the fiscal year. These gains or losses are attributable to the change in fair value relating to assets and liabilities classified as Level 3 that are still held at March 31, 2011 and 2012.
[3]	Due to the application of SFAS No.167, new consolidation guidance for VIEs, Level 3 assets increased by ¥170 billion during the fiscal year ended March 31, 2011, which was reflected as purchases, sales, issuances and settlements on the table.
[4]	Realized and unrealized gains (losses) are reported in Trading account gains (losses)-net, Foreign exchange gains (losses)-net or Other noninterest income (expenses).
[5]	Total Level 3 derivative exposures have been netted on the table for presentation purpose only.
[6]	Realized gains (losses) are reported in Investment gains (losses)-net. Unrealized gains (losses) are reported in Accumulated other comprehensive income (loss).
[7]	Realized and unrealized gains (losses) are reported in Investment gains (losses)-net.